MERRILL LYNCH
                                                              PHOENIX
                                                              FUND, INC.

                                [GRAPHIC OMITTED]

                                                    STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              January 31, 2000

MERRILL LYNCH PHOENIX FUND, INC.

DEAR SHAREHOLDER

During November and December 1999, US equity markets temporarily shrugged off inflationary concerns as technology shares continued to drive the market's upward advance. Enthusiasm for technology shares reflected the exponential growth of the Internet and the corresponding need for infrastructure expansion. During the January quarter, investors also embraced smaller-capitalization issues that reflected an attractive valuation relative to their growth prospects. Volatility returned during the last month of the quarter as investors once again focused on the strengthening economy and the prospects for tighter monetary policy by the Federal Reserve Board. Despite the choppy market during January, most major market indexes finished on the plus side for the January quarter.

For the three months ended January 31, 2000, Merrill Lynch Phoenix Fund, Inc.'s performance outpaced most domestic large-capitalization market indexes as the Fund's total returns for Class A, Class B, Class C, and Class D Shares were +17.05%, +16.75%, +16.72% and +17.05%, respectively, compared to a total return of +2.61% for the unmanaged Standard & Poor's 500 Index. Favorable Fund performance during the quarter reflected our higher-than-normal weighting in technology. However, the strong gains attributable to our technology positions were partially offset by our financial, environmental service, energy and industrial holdings.

During the January quarter, the Fund's best-performing holdings included Walker Interactive Systems, Inc. and Inprise Corporation, two small-capitalization software development companies. Walker Interactive Systems' market advance during the quarter was attributable to the company's makeover toward more Internet centric applications, while Inprise's strong performance reflected the market's infatuation with the Linux operating system and the company's software development tool offerings. Other notable performers during the quarter included our semiconductor positions, which continued to benefit from strong communication-equipment end market demand.

Although our energy and environmental service positions dramatically underperformed during the quarter, we remain optimistic regarding their prospects. We expect both EOG Resources, Inc. and Burlington Resources Inc. to benefit from tightening gas inventory levels. At current price levels, there appears to be a disparity between current market valuations and industry's improving fundamentals. Within environmental services, we believe Republic Services, Inc.'s favorable organic growth, sound balance sheet and improving free cash flows will eventually be rewarded. The company is benefiting from a stable price environment as two of its larger competitors are working to improve their financial results.

During the January quarter, we initiated positions in The Allstate Corporation and Bank One Corporation owing to the sector's attractive valuation levels. We also added Unisys Corporation, Harris Corporation, Halliburton Company, Hercules Incorporated, Northrop Grumman Corporation, American Home Products Corporation and Monsanto Company. We added to Unisys, a leading computer hardware and service company, owing to the company's aggressive new management team, its service growth opportunities and eventual abatement of Year 2000 lockdown concerns. The Harris Corp. position was based on the company's exposure to the communication sector and an attractive valuation resulting from its investment portfolio. We established a position in Halliburton in view of the company's improved exploratory and production budgets. We added Hercules Inc. during the quarter because we expect the company to benefit from the continuing global recovery and more aggressive action by the company's management to

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

reposition the company's assets and work down debt. Our Northrop Grumman Corp. position reflects an improved defense budgetary outlook and the company's strong cash generating capacity. Finally, investor concerns relating to two separate pharmaceutical industry transactions involving American Home Products and Monsanto allowed us to take positions in two companies with some of the most attractive product pipelines in the industry.

On the sell side, we continued to prune our technology positions as we attempt to maintain our current weightings. We also closed out our holdings in Telefonaktiebolaget LM Ericsson Telephone Co. and WHX Corporation as Ericsson met our price objective and WHX's turnaround failed to materialize.

In Conclusion

Although equity markets remain challenging, we believe the Fund remains well positioned to benefit from the technology sector's market leadership, and we continue to look for other attractive investment opportunities within the energy, financial and cyclicals industries.

We thank you for your investment in Merrill Lynch Phoenix Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President and Director

/s/ Robert J. Martorelli

Robert J. Martorelli
Senior Vice President and Portfolio Manager

March 3, 2000

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capi tal gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                 % Return Without        % Return With
                                   Sales Charge          Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/99                  +48.83%                +41.02%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99            +21.39                 +20.09
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99             +15.96                 +15.34
--------------------------------------------------------------------------------
* Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                              % Return                % Return
                                            Without CDSC             With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/99                            +47.29%                +43.29%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                      +20.15                 +20.15
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99                       +14.78                 +14.78
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return               % Return
                                             Without CDSC            With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/99                             +47.43%                +46.43%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                       +20.15                 +20.15
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                                +17.59                 +17.59
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                         % Return Without         % Return With
                                           Sales Charge           Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/99                           +48.41%                +40.62%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                     +21.08                 +19.78
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                              +18.51                 +17.28
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                                    Ten Years/
                                          3 Month     12 Month   Since Inception
As of January 31, 2000                 Total Return Total Return   Total Return
================================================================================
ML Phoenix Fund, Inc. Class A Shares*     +17.05%      +40.18%       +361.86%
--------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class B Shares*     +16.75       +38.76        +316.95
--------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class C Shares*     +16.72       +38.70        +127.92
--------------------------------------------------------------------------------
ML Phoenix Fund, Inc. Class D Shares*     +17.05       +39.90        +137.72
--------------------------------------------------------------------------------
Standard & Poor's 500 Index**             + 2.61       +10.35    +442.42/+231.52
================================================================================
* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total return periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.

PORTFOLIO INFORMATION

As of January 31, 2000

                                        Percent of
Ten Largest Holdings                    Net Assets

Anacomp, Inc............................   5.0%
IVAX Corporation........................   4.8
Inprise Corporation.....................   4.4
National Semiconductor Corporation .....   3.7
Columbia/HCA Healthcare Corporation ....   2.9
Burlington Resources Inc................   2.9
Crown Cork & Seal Company, Inc..........   2.7
LTX Corporation.........................   2.7
EOG Resources, Inc......................   2.6
Mentor Graphics Corporation.............   2.4

                                       Percent of
Five Largest Industries                Net Assets

Energy Related..........................  10.7%
Computer Software.......................  10.1
Semiconductors..........................   8.4
Pharmaceuticals.........................   8.3
Industrial Services.....................   5.0

                                       Percent of
Asset Mix                              Net Assets

Stocks..................................  84.7%
Bonds...................................   7.2
Cash & Cash Equivalents.................   8.1

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

SCHEDULE OF INVESTMENTS

                           Shares Held/                                                            Percent of
Industry                   Face Amount            Investments                             Value    Net Assets
-------------------------------------------------------------------------------------------------------------
Discount to Assets
-------------------------------------------------------------------------------------------------------------
Leisure & Entertainment       150,000    The Seagram Company Ltd.                        $ 8,709,375     1.6%
-------------------------------------------------------------------------------------------------------------
Paper & Forest Products       201,000    Champion International Corporation               11,758,500     2.1
-------------------------------------------------------------------------------------------------------------
Printing & Publishing         372,600   +Scitex Corporation Ltd. (Ordinary)                5,868,450     1.0
-------------------------------------------------------------------------------------------------------------
                                         Total Discount to Assets (Cost--$14,871,329)     26,336,325     4.7
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Earnings Turnaround
-------------------------------------------------------------------------------------------------------------
Aerospace & Defense           400,000    Lockheed Martin Corporation                       7,500,000     1.3
                              103,900    Northrop Grumman Corporation                      5,220,975     0.9
-------------------------------------------------------------------------------------------------------------
Banking & Financial           223,600    Bank One Corporation                              6,666,075     1.2
-------------------------------------------------------------------------------------------------------------
Computer Software           1,000,000   +Mentor Graphics Corporation                      13,500,000     2.4
-------------------------------------------------------------------------------------------------------------
Consumer Products             917,400   +The Topps Company, Inc.                           7,855,237     1.4
-------------------------------------------------------------------------------------------------------------
Diversified                   250,000    Hillenbrand Industries, Inc.                      8,500,000     1.5
-------------------------------------------------------------------------------------------------------------
Electric Utility              400,000    Cinergy Corp.                                     9,950,000     1.8
-------------------------------------------------------------------------------------------------------------
Energy Related                500,000    Burlington Resources Inc.                        16,031,250     2.9
                              649,400   +EEX Corporation                                   2,354,075     0.4
                              900,000    EOG Resources, Inc.                              14,287,500     2.6
                              250,000    Halliburton Company                               9,000,000     1.6
                              400,000    Sunoco, Inc.                                      9,225,000     1.7
                              300,000    Unocal Corporation                                8,587,500     1.5
-------------------------------------------------------------------------------------------------------------
Industrial Services         1,567,600   +Anacomp, Inc. (d)                                27,922,875     5.0
-------------------------------------------------------------------------------------------------------------
Insurance                     700,000    Ace Limited                                      12,381,250     2.2
                              250,000    The Allstate Corporation                          5,796,875     1.0
-------------------------------------------------------------------------------------------------------------
Leisure & Entertainment       900,000   +CST Entertainment, Inc. (a)                             900     0.0
-------------------------------------------------------------------------------------------------------------
Packaging                     750,000    Crown Cork & Seal Company, Inc.                  15,234,375     2.7
-------------------------------------------------------------------------------------------------------------
Retail                        800,000   +Borders Group, Inc.                              11,000,000     2.0
-------------------------------------------------------------------------------------------------------------
Semiconductor                 400,000   +Integrated Device Technology, Inc.               11,375,000     2.0
                              500,000   +LTX Corporation                                  14,937,500     2.7
                              400,000   +National Semiconductor Corporation               21,000,000     3.7
-------------------------------------------------------------------------------------------------------------
Steel                         659,000    Birmingham Steel Corporation                      2,594,813     0.5
-------------------------------------------------------------------------------------------------------------
                                         Total Earnings Turnaround (Cost--$209,026,727)  240,921,200    43.0
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Financial Restructuring
-------------------------------------------------------------------------------------------------------------
Consumer Products             611,100   +United States Leather, Inc.                         611,100     0.1
-------------------------------------------------------------------------------------------------------------
Energy Related              1,981,437    Gulfport Energy Corporation--Litigation Trust
                                          Certificates                                            20     0.0
-------------------------------------------------------------------------------------------------------------
Financial Services            300,000   +Altiva Financial Corporation                        609,375     0.1
-------------------------------------------------------------------------------------------------------------
Home Builders               2,113,439   +New Millennium Homes, LLC (a)                     5,283,598     1.0
                          $15,250,000    New Millennium Homes, LLC, Senior Notes,
                                          13.50% due 9/03/2004 (c)                        12,505,000     2.3
-------------------------------------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

                           Shares Held/                                                              Percent of
Industry                   Face Amount            Investments                                Value   Net Assets
---------------------------------------------------------------------------------------------------------------
Financial Restructuring (concluded)
---------------------------------------------------------------------------------------------------------------
Industrial Equipment      $ 5,000,000    Goss Graphic Systems, Inc., 2.818%
                                          due 11/19/2005                                   $ 1,200,000     0.2%
Manufacturing                 139,389   +Goss Holdings Inc. (Class B)                           76,664     0.0
---------------------------------------------------------------------------------------------------------------
Supermarkets                1,400,000   +The Grand Union Company                             7,962,500     1.4
---------------------------------------------------------------------------------------------------------------
                                         Total Financial Restructuring (Cost--$49,977,788)  28,248,257     5.1
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
High Yield
---------------------------------------------------------------------------------------------------------------
Automotive                $ 6,650,000    Safety Components International, Inc.,
                                          Senior Subordinated Notes, 10.125% due 7/15/2007   1,330,000     0.2
---------------------------------------------------------------------------------------------------------------
Computer Services         $ 3,000,000    Federal Data Corp., 10.125% due 8/01/2005           2,100,000     0.4
---------------------------------------------------------------------------------------------------------------
Consumer Products         $12,260,000    Diamond Brands Operating, 10.125% due 4/15/2008     9,179,675     1.6
                          $42,475,000    Sunbeam Corporation, Senior Subordinated
                                          Debentures, 8.062% due 3/25/2018 (a)(b)            6,955,281     1.2
---------------------------------------------------------------------------------------------------------------
Diversified               $ 1,000,000    Burns, Philp & Co., Ltd., Convertible,
                                          5.50% due 4/30/2004                                  498,750     0.1
---------------------------------------------------------------------------------------------------------------
Printing & Publishing     $ 6,255,400   +San Jacinto Holdings, Inc., Senior
                                          Subordinated Notes, 12% due 12/31/2002             2,189,390     0.4
---------------------------------------------------------------------------------------------------------------
Real Estate                    23,000    Simon Property Group, Inc.                            567,812     0.1
Investment Trust
---------------------------------------------------------------------------------------------------------------
Supermarkets              $11,000,000    Jitney-Jungle Stores of America, Inc.,
                                          Senior Notes, 12% due 3/01/2006                    2,145,000     0.4
---------------------------------------------------------------------------------------------------------------
Transportation            $10,019,000   +Trism Inc., Senior Subordinated Notes,
                                          10.75% due 12/15/2000                              2,103,990     0.4
---------------------------------------------------------------------------------------------------------------
                                         Total High Yield (Cost--$50,571,100)               27,069,898     4.8
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Operational Restructuring
---------------------------------------------------------------------------------------------------------------
Chemicals                     450,000    Hercules Incorporated                               7,706,250     1.4
---------------------------------------------------------------------------------------------------------------
Computer & Peripherals        350,000    Compaq Computer Corporation                         9,581,250     1.7
                              300,000   +Unisys Corporation                                  9,562,500     1.7
---------------------------------------------------------------------------------------------------------------
Computer Software           2,028,800   +Inprise Corporation                                24,852,800     4.4
                              400,000   +Novell, Inc.                                       13,350,000     2.4
                              500,000   +Walker Interactive Systems, Inc.                    4,718,750     0.9
---------------------------------------------------------------------------------------------------------------
Diversified                 3,500,000    Pacific Dunlop Limited                              4,373,936     0.8
---------------------------------------------------------------------------------------------------------------
Electrical Equipment          370,000    Thomas & Betts Corporation                         11,261,875     2.0
---------------------------------------------------------------------------------------------------------------
Electronics                   250,000    Harris Corporation                                  7,250,000     1.3
---------------------------------------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

SCHEDULE OF INVESTMENTS (concluded)

                                                                                                          Percent of
Industry                   Shares Held            Investments                                    Value    Net Assets
--------------------------------------------------------------------------------------------------------------------
Operational Restructuring (concluded)
--------------------------------------------------------------------------------------------------------------------
Environmental               1,000,000   +Republic Services, Inc. (Class A)                    $ 11,750,000     2.1%
                            1,679,300   +Safety-Kleen Corp.                                     10,180,756     1.8
--------------------------------------------------------------------------------------------------------------------
Health Care                   600,000    Columbia/HCA Healthcare Corporation                    16,387,500     2.9
                              500,000   +Tenet Healthcare Corporation                           11,375,000     2.0
--------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment       741,600   +Loews Cineplex Entertainment Corporation                3,522,600     0.6
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals               231,100    American Home Products Corporation                     10,876,144     2.0
                              800,000   +IVAX Corporation                                       26,600,000     4.8
                              239,700    Monsanto Company                                        8,464,406     1.5
--------------------------------------------------------------------------------------------------------------------
                                         Total Operational Restructuring (Cost--$154,830,523)  191,813,767    34.3
--------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost--$479,277,467)                514,389,447    91.9
--------------------------------------------------------------------------------------------------------------------
                               Face
                               Amount               Short-Term Securities
--------------------------------------------------------------------------------------------------------------------
Commercial Paper*         $ 7,818,000    General Motors Acceptance Corp., 5.81% due 2/01/2000    7,818,000     1.4
                           18,000,000    J.P. Morgan Securities Inc., 5.67% due 2/22/2000       17,940,465     3.2
                            5,000,000    Morgan Stanley, Dean Witter & Co., 5.66% due 2/18/2000  4,986,636     0.9
                            8,000,000    Paccar Financial Corp., 5.57% due 2/10/2000             7,988,860     1.4
                           10,000,000    Wal-Mart Stores, Inc., 5.65% due 2/24/2000              9,963,903     1.8
--------------------------------------------------------------------------------------------------------------------
US Government Agency        5,000,000    Federal National Mortgage Association,
Obligations*                              5.57% due 2/24/2000                                    4,982,207     0.9
--------------------------------------------------------------------------------------------------------------------
                                         Total Short-Term Securities (Cost--$53,680,071)        53,680,071     9.6
--------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$532,957,538)                                                         568,069,518   101.5

Liabilities in Excess of Other Assets                                                           (8,276,166)   (1.5)
                                                                                              ------------   -----
Net Assets                                                                                    $559,793,352   100.0%
                                                                                              ============   =====
--------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
+   Non-income producing security.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(c) Represents a pay-in-kind security which may pay interest/ dividends in additional face amount/shares.
(d) Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

--------------------------------------------------------------------------------
                                          Net Share    Net      Dividend
Industry            Affiliate             Activity     Cost      Income
--------------------------------------------------------------------------------
Industrial         Anacomp, Inc.              --        --          +
  Services
--------------------------------------------------------------------------------
+   Non-income producing security.

See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2000

Assets:               Investments, at value (identified cost--$532,957,538) ............                    $ 568,069,518
                      Cash .............................................................                              456
                      Receivables:
                        Interest .......................................................   $   2,246,168
                        Securities sold ................................................         963,067
                        Capital shares sold ............................................         452,960
                        Dividends ......................................................         379,500        4,041,695
                                                                                           -------------
                      Prepaid registration fees ........................................                           49,825
                                                                                                            -------------
                      Total assets .....................................................                      572,161,494
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
Liabilities:          Payables:
                        Securities purchased ...........................................       9,732,447
                        Capital shares redeemed ........................................       1,553,098
                        Investment adviser .............................................         485,837
                        Distributor ....................................................         212,690       11,984,072
                                                                                           -------------
                      Accrued expenses and other liabilities ...........................                          384,070
                                                                                                            -------------
                      Total liabilities ................................................                       12,368,142
                                                                                                            -------------
-------------------------------------------------------------------------------------------------------------------------
Net Assets:           Net assets .......................................................                    $ 559,793,352
                                                                                                            =============
-------------------------------------------------------------------------------------------------------------------------
Net Assets            Class A Shares of Common Stock, $.10 par value, 50,000,000 shares
Consist of:           authorized .......................................................                    $   1,725,055
                      Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                      authorized .......................................................                        1,534,482
                      Class C Shares of Common Stock, $.10 par value, 50,000,000 shares
                      authorized .......................................................                           82,137
                      Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                      authorized .......................................................                          695,698
                      Paid-in capital in excess of par .................................                      456,231,343
                      Accumulated investment loss--net .................................                          (33,514)
                      Undistributed realized capital gains on investments and foreign
                      currency transactions--net .......................................                       64,446,245
                      Unrealized appreciation on investments and foreign currency
                      transactions--net ................................................                       35,111,906
                                                                                                            -------------
                      Net assets .......................................................                    $ 559,793,352
                                                                                                            =============
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value:      Class A--Based on net assets of $243,456,267 and 17,250,545 shares
                      outstanding ......................................................                    $       14.11
                                                                                                            =============
                      Class B--Based on net assets of $207,285,658 and 15,344,824 shares
                      outstanding ......................................................                    $       13.51
                                                                                                            =============
                      Class C--Based on net assets of $10,960,455 and 821,371 shares
                      outstanding ......................................................                    $       13.34
                                                                                                            =============
                      Class D--Based on net assets of $98,090,972 and 6,956,981 shares
                      outstanding ......................................................                    $       14.10
                                                                                                            =============
-------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

Statement of Operations for the Six Months Ended January 31, 2000

Investment            Interest and discount earned ...........................                      $  5,412,778
Income:               Dividends (net of $36,694 foreign withholding tax) .....                         1,654,235
                                                                                                    ------------
                      Total income ...........................................                         7,067,013
                                                                                                    ------------
----------------------------------------------------------------------------------------------------------------
Expenses:             Investment advisory fees ...............................   $  2,715,461
                      Account maintenance and distribution fees--Class B .....      1,009,908
                      Transfer agent fees--Class A ...........................        188,362
                      Transfer agent fees--Class B ...........................        175,810
                      Account maintenance fees--Class D ......................        113,414
                      Professional fees ......................................         83,456
                      Transfer agent fees--Class D ...........................         70,216
                      Account maintenance and distribution fees--Class C .....         46,636
                      Accounting services ....................................         44,807
                      Registration fees ......................................         31,874
                      Directors' fees and expenses ...........................         20,925
                      Custodian fees .........................................         17,757
                      Printing and shareholder reports .......................         16,048
                      Transfer agent fees--Class C ...........................          8,690
                      Pricing fees ...........................................          1,094
                      Other ..................................................         10,316
                                                                                 ------------
                      Total expenses .........................................                         4,554,774
                                                                                                    ------------
                      Investment income--net .................................                         2,512,239
                                                                                                    ------------
----------------------------------------------------------------------------------------------------------------
Realized &            Realized gain (loss) from:
Unrealized Gain         Investments--net .....................................     73,394,450
(Loss) on               Foreign currency transactions--net ...................        (18,010)        73,376,440
Investments &                                                                    ------------
Foreign Currency
Transactions--Net:    Change in unrealized appreciation/depreciation on:
                        Investments--net .....................................     (2,488,744)
                        Foreign currency transactions--net ...................            253         (2,488,491)
                                                                                 ------------       ------------
                      Net Increase in Net Assets Resulting from Operations ...                      $ 73,400,188
                                                                                                    ============
----------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

Statements of Changes in Net Assets

                                                                                                 For the Six        For the
                                                                                                 Months Ended      Year Ended
                                                                                                  January 31,       July 31,
Increase (Decrease) in Net Assets:                                                                   2000             1999
-----------------------------------------------------------------------------------------------------------------------------
Operations:            Investment income--net ..............................................   $   2,512,239    $   3,487,025
                       Realized gain on investments and foreign currency transactions--net .      73,376,440       47,007,899
                       Change in unrealized appreciation/depreciation on investments and
                       foreign currency transactions--net ..................................      (2,488,491)      48,133,993
                                                                                               -------------    -------------
                       Net increase in net assets resulting from operations ................      73,400,188       98,628,917
                                                                                               -------------    -------------
-----------------------------------------------------------------------------------------------------------------------------
Dividends &            Investment income--net:
Distributions to         Class A ...........................................................      (3,446,634)      (2,622,198)
Shareholders:            Class B ...........................................................         (62,223)        (284,461)
                         Class C ...........................................................          (9,452)          (8,042)
                         Class D ...........................................................        (956,137)        (680,597)
                       Realized gain on investments--net:
                         Class A ...........................................................     (23,130,471)     (38,989,784)
                         Class B ...........................................................     (19,332,398)     (40,328,457)
                         Class C ...........................................................        (871,784)      (1,585,995)
                         Class D ...........................................................      (8,296,448)     (12,759,045)
                                                                                               -------------    -------------
                       Net decrease in net assets resulting from dividends and distributions
                       to shareholders .....................................................     (56,105,547)     (97,258,579)
                                                                                               -------------    -------------
-----------------------------------------------------------------------------------------------------------------------------
Capital Share          Net increase (decrease) in net assets derived from capital
Transactions:          share transactions ..................................................       4,931,126     (134,210,880)
                                                                                               -------------    -------------
-----------------------------------------------------------------------------------------------------------------------------
Net Assets:            Total increase (decrease) in net assets .............................      22,225,767     (132,840,542)
                       Beginning of period .................................................     537,567,585      670,408,127
                                                                                               -------------    -------------
                       End of period* ......................................................   $ 559,793,352    $ 537,567,585
                                                                                               =============    =============
-----------------------------------------------------------------------------------------------------------------------------
                      *Undistributed (accumulated) investment income (loss)--net ...........   $     (33,514)   $   1,928,693
                                                                                               =============    =============
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

Financial Highlights

                                                                                             Class A+
                                                                 --------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended                 For the Year Ended July 31,
                                                                  January 31,  ------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ......   $   13.71    $   13.49    $   15.32    $   13.37    $   13.44
Operating                                                         ---------    ---------    ---------    ---------    ---------
Performance:        Investment income--net ....................         .09          .13          .12          .10          .13
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net ....        1.80         2.11         1.33         3.46          .51
                                                                  ---------    ---------    ---------    ---------    ---------
                    Total from investment operations ..........        1.89         2.24         1.45         3.56          .64
                                                                  ---------    ---------    ---------    ---------    ---------
                    Less dividends and distributions:
                      Investment income--net ..................        (.19)        (.13)        (.11)        (.06)        (.13)
                      Realized gain on investments--net .......       (1.30)       (1.89)       (3.17)       (1.55)        (.58)
                                                                  ---------    ---------    ---------    ---------    ---------
                    Total dividends and distributions .........       (1.49)       (2.02)       (3.28)       (1.61)        (.71)
                                                                  ---------    ---------    ---------    ---------    ---------
                    Net asset value, end of period ............   $   14.11    $   13.71    $   13.49    $   15.32    $   13.37
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ........       14.82%++     24.15%       10.98%       29.78%        4.78%
Return:**                                                         =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses ..................................        1.23%*       1.27%        1.24%        1.26%        1.24%
Net Assets:                                                       =========    =========    =========    =========    =========
                    Investment income--net ....................        1.36%*       1.11%         .83%         .77%         .92%
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) ..   $ 243,456    $ 245,712    $ 283,005    $ 301,936    $ 279,351
Data:                                                             =========    =========    =========    =========    =========
                    Portfolio turnover ........................       42.95%       80.60%       81.20%       81.46%       87.66%
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------

                    *  Annualized.
                    ** Total investment returns exclude the effects of sales
                       charges.
                    +  Based on average shares outstanding.
                    ++ Aggregate total investment return.

                    See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

Financial Highlights (continued)

                                                                                             Class B+
                                                                 --------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended                 For the Year Ended July 31,
                                                                  January 31,  ------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2000         1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ......   $   13.06    $   12.93    $   14.82    $   12.99    $   13.12
Operating                                                         ---------    ---------    ---------    ---------    ---------
Performance:        Investment income (loss)--net .............         .02          .01         (.03)        (.03)        (.01)
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net ....        1.71         2.02         1.28         3.35          .50
                                                                  ---------    ---------    ---------    ---------    ---------
                    Total from investment operations ..........        1.73         2.03         1.25         3.32          .49
                                                                  ---------    ---------    ---------    ---------    ---------
                    Less dividends and distributions:
                      Investment income--net ..................          --++++     (.01)        (.01)          --         (.04)
                      Realized gain on investments--net .......       (1.28)       (1.89)       (3.13)       (1.49)        (.58)
                                                                  ---------    ---------    ---------    ---------    ---------
                    Total dividends and distributions .........       (1.28)       (1.90)       (3.14)       (1.49)        (.62)
                                                                  ---------    ---------    ---------    ---------    ---------
                    Net asset value, end of period ............   $   13.51    $   13.06    $   12.93    $   14.82    $   12.99
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ........       14.22%++     22.97%        9.84%       28.48%        3.67%
Return:**                                                         =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses ..................................        2.25%*       2.30%        2.26%        2.29%        2.26%
Net Assets:                                                       =========    =========    =========    =========    =========
                    Investment income (loss)--net .............         .34%*        .08%        (.18%)       (.26%)       (.11%)
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) ..   $ 207,286    $ 199,132    $ 286,396    $ 337,022    $ 381,808
Data:                                                             =========    =========    =========    =========    =========
                    Portfolio turnover ........................       42.95%       80.60%       81.20%       81.46%       87.66%
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------

                    *    Annualized.
                    **   Total investment returns exclude the effects of sales
                         charges.
                    +    Based on average shares outstanding.
                    ++   Aggregate total investment return.
                    ++++ Amount is less than $.01 per share.

                    See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

Financial Highlights (continued)

                                                                                             Class C+
                                                                 -------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended                 For the Year Ended July 31,
                                                                  January 31,  -----------------------------------------------
Increase (Decrease) in Net Asset Value:                              2000         1999        1998         1997         1996
------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ......   $   12.94    $  12.83    $  14.72    $   12.92    $   13.07
Operating                                                         ---------    --------    --------    ---------    ---------
Performance:        Investment income (loss)--net .............         .02         .01        (.03)        (.04)        (.02)
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net ....        1.69        2.00        1.29         3.33          .51
                                                                  ---------    --------    --------    ---------    ---------
                    Total from investment operations ..........        1.71        2.01        1.26         3.29          .49
                                                                  ---------    --------    --------    ---------    ---------
                    Less dividends and distributions:
                      Investment income--net ..................        (.01)       (.01)       (.02)          --         (.06)
                      Realized gain on investments--net .......       (1.30)      (1.89)      (3.13)       (1.49)        (.58)
                                                                  ---------    --------    --------    ---------    ---------
                    Total dividends and distributions .........       (1.31)      (1.90)      (3.15)       (1.49)        (.64)
                                                                  ---------    --------    --------    ---------    ---------
                    Net asset value, end of period ............   $   13.34    $  12.94    $  12.83    $   14.72    $   12.92
                                                                  =========    ========    ========    =========    =========
------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ........       14.16%++    22.95%       9.90%       28.39%        3.69%
Return:**                                                         =========    ========    ========    =========    =========
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses ..................................        2.26%*      2.31%       2.27%        2.30%        2.27%
Net Assets:                                                       =========    ========    ========    =========    =========
                    Investment income (loss)--net .............         .32%*       .06%       (.19%)       (.27%)       (.12%)
                                                                  =========    ========    ========    =========    =========
------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) ..   $  10,960    $  8,245    $ 11,316    $  14,448    $  15,821
Data:                                                             =========    ========    ========    =========    =========
                    Portfolio turnover ........................       42.95%      80.60%      81.20%       81.46%       87.66%
                                                                  =========    ========    ========    =========    =========
------------------------------------------------------------------------------------------------------------------------------

                    *  Annualized.
                    ** Total investment returns exclude the effects of sales
                       charges.
                    +  Based on average shares outstanding.
                    ++ Aggregate total investment return.

                    See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                             Class D+
                                                                 --------------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived        Six Months
from information provided in the financial statements.              Ended                 For the Year Ended July 31,
                                                                  January 31,  ------------------------------------------------
Increase (Decrease) in Net Asset Value:                              2000          1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ......   $   13.67    $   13.45    $   15.29    $   13.35    $   13.43
Operating                                                         ---------    ---------    ---------    ---------    ---------
Performance:        Investment income--net ....................         .08          .10          .08          .07          .09
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net ....        1.80         2.11         1.33         3.45          .51
                                                                  ---------    ---------    ---------    ---------    ---------
                    Total from investment operations ..........        1.88         2.21         1.41         3.52          .60
                                                                  ---------    ---------    ---------    ---------    ---------
                    Less dividends and distributions:
                      Investment income--net ..................        (.15)        (.10)        (.09)        (.04)        (.10)
                      Realized gain on investments--net .......       (1.30)       (1.89)       (3.16)       (1.54)        (.58)
                                                                  ---------    ---------    ---------    ---------    ---------
                    Total dividends and distributions .........       (1.45)       (1.99)       (3.25)       (1.58)        (.68)
                                                                  ---------    ---------    ---------    ---------    ---------
                    Net asset value, end of period ............   $   14.10    $   13.67    $   13.45    $   15.29    $   13.35
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ........       14.73%++     23.87%       10.70%       29.44%        4.50%
Return:**                                                         =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses ..................................        1.48%*       1.52%        1.51%        1.52%        1.48%
Net Assets:                                                       =========    =========    =========    =========    =========
                    Investment income--net ....................        1.10%*        .88%         .59%         .54%         .67%
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) ..   $  98,091    $  84,479    $  89,691    $  85,409    $  48,873
Data:                                                             =========    =========    =========    =========    =========
                    Portfolio turnover ........................       42.95%       80.60%       81.20%       81.46%       87.66%
                                                                  =========    =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------------------

                    *  Annualized.
                    ** Total investment returns exclude the effects of sales
                       charges.
                    +  Based on average shares outstanding.
                    ++ Aggregate total investment return.

                    See Notes to Financial Statements.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Phoenix Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000
withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subse- quently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following rates: 1.00% of average daily net assets not exceeding $500 million; .95% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .90% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Account            Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class B........................................    .25%                 .75%
Class C........................................    .25%                 .75%
Class D........................................    .25%                  --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

-------------------------------------------------------------------------------
                                                    MLFD                 MLPF&S
-------------------------------------------------------------------------------
Class A.......................................     $  405                $5,727
Class D.......................................     $2,399               $39,234
-------------------------------------------------------------------------------

For the six months ended January 31, 2000, MLPF&S received contingent deferred sales charges of $35,255 and $1,705 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $32 relating to transactions subject to front-end sales charge waivers in Class D Shares.

In addition, MLPF&S received $62,677 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2000.

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

During the six months ended January 31, 2000, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $53 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2000 were $209,414,796 and $251,860,972, respectively.

Net realized gains (losses) for the six months ended January 31, 2000 and net unrealized gains (losses) as of January 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                          Realized             Unrealized
                                       Gains (Losses)        Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..............    $73,394,464           $35,111,980
Short-term investments .............            (14)                   --
Foreign currency
transactions........................        (18,010)                  (74)
                                        -----------           -----------
Total...............................    $73,376,440           $35,111,906
                                        ===========           ===========
--------------------------------------------------------------------------------

As of January 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $35,111,980, of which $138,692,791 related to appreciated securities and $103,580,811 related to depreciated securities. At January 31, 2000, the aggregate cost of investments for Federal income tax purposes was $532,957,538.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $4,931,126 and $(134,210,880) for the six months ended January 31, 2000 and for the year ended July 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                               Dollar
Ended January 31, 2000                    Shares                Amount
--------------------------------------------------------------------------------
Shares sold........................     1,058,569           $ 14,191,720
Shares issued to shareholders
in reinvestment of
dividends and distributions .......     1,811,355             23,706,117
                                        ---------           ------------
Total issued.......................     2,869,924             37,897,837
Shares redeemed....................    (3,537,840)           (46,534,002)
                                        ---------           ------------
Net decrease.......................      (667,916)          $ (8,636,165)
                                        =========           ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                     Dollar
Ended July 31, 1999                       Shares                Amount
--------------------------------------------------------------------------------
Shares sold.........................    1,991,141          $  22,834,139
Shares issued to shareholders
in reinvestment of
dividends and distributions ........    4,055,374             37,136,760
                                        ---------          -------------
Total issued........................    6,046,515             59,970,899
Shares redeemed.....................   (9,113,859)          (101,138,566)
                                        ---------          -------------
Net decrease........................   (3,067,344)         $ (41,167,667)
                                        =========          =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                               Dollar
Ended January 31, 2000                    Shares                Amount
--------------------------------------------------------------------------------
Shares sold.........................    1,650,511          $  21,194,780
Shares issued to shareholders
in reinvestment of
dividends and distributions ........    1,400,187             17,545,554
                                        ---------          -------------
Total issued........................    3,050,698             38,740,334
Automatic conversion
of shares...........................     (477,640)            (6,072,716)
Shares redeemed.....................   (2,479,665)           (31,845,744)
                                        ---------          -------------
Net increase........................       93,393          $     821,874
                                        =========          =============
--------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class B Shares for the Year                                     Dollar
Ended July 31, 1999                        Shares               Amount
--------------------------------------------------------------------------------
Shares sold.........................     2,732,300         $   29,745,514
Shares issued to shareholders
in reinvestment of
dividends and distributions ........     4,200,711             37,000,685
                                         ---------         --------------
Total issued........................     6,933,011             66,746,199
Automatic conversion
of shares...........................    (1,093,775)           (12,295,918)
Shares redeemed.....................   (12,741,975)          (136,568,503)
                                         ---------         --------------
Net decrease........................    (6,902,739)        $  (82,118,222)
                                         =========         ==============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                               Dollar
Ended January 31, 2000                      Shares              Amount
--------------------------------------------------------------------------------
Shares sold.........................       257,078         $    3,302,187
Shares issued to shareholders
in reinvestment of
dividends and distributions ........        59,053                732,030
                                           -------         --------------
Total issued........................       316,131              4,034,217
Shares redeemed.....................      (132,122)            (1,672,483)
                                           -------         --------------
Net increase........................       184,009         $    2,361,734
                                           =======         ==============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                      Dollar
Ended July 31, 1999                         Shares               Amount
--------------------------------------------------------------------------------
Shares sold.........................       121,024         $    1,406,508
Shares issued to shareholders
in reinvestment of
dividends and distributions ........       161,335              1,407,097
                                           -------         --------------
Total issued........................       282,359              2,813,605
Shares redeemed.....................      (527,192)            (5,507,596)
                                           -------         --------------
Net decrease........................      (244,833)        $   (2,693,991)
                                           =======         ==============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                Dollar
Ended January 31, 2000                     Shares                Amount
--------------------------------------------------------------------------------
Shares sold.........................       612,253         $    8,353,940
Automatic conversion
of shares...........................       457,310              6,072,716
Shares issued to shareholders
in reinvestment of
dividends and distributions ........       645,789              8,445,067
                                         ---------         --------------
Total issued........................     1,715,352             22,871,723
Shares redeemed.....................      (936,083)           (12,488,040)
                                         ---------         --------------
Net increase........................       779,269         $   10,383,683
                                         =========         ==============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                      Dollar
Ended July 31, 1999                        Shares                Amount
--------------------------------------------------------------------------------
Shares sold.........................     1,250,247         $   13,543,025
Automatic conversion
of shares...........................     1,048,191             12,295,918
Shares issued to shareholders
in reinvestment of
dividends and distributions ........     1,338,621             12,267,383
                                         ---------         --------------
Total issued........................     3,637,059             38,106,326
Shares redeemed.....................    (4,127,903)           (46,337,326)
                                         ---------         --------------
Net decrease........................      (490,844)        $   (8,231,000)
                                         =========         ==============
--------------------------------------------------------------------------------

Merrill Lynch Phoenix Fund, Inc.                                January 31, 2000

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Robert J. Martorelli, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian

The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Phoenix Fund, Inc. is not related to Phoenix Home Life Mutual Life Insurance Company or any of its subsidiaries or affiliates, including The Phoenix Series Fund.

Merrill Lynch
Phoenix Fund, Inc.
Box 9011
Princeton, NJ
08543                                                               #10263--1/00

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